Intangible assets - Breakdown of exploration rights by type (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Intangible assets	€ 4,799	€ 2,936	€ 3,059
Exploration rights
Intangible assets
Intangible assets	913	888	€ 1,031
Proved licence and leasehold property acquisition costs
Intangible assets
Intangible assets	236	225
Unproved licence and leasehold property acquisition costs
Intangible assets
Intangible assets	€ 677	653
Other mineral interests
Intangible assets
Intangible assets		€ 10